Cover Page	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	OTONOMO TECHNOLOGIES LTD.
Entity Central Index Key	0001842498
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	L3
Entity Address, Country	IL